Quarterly Report
January 31, 2022
MFS®  Global Total
Return Fund
MWT-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.4%
Aerospace & Defense – 1.5%
Honeywell International, Inc.	52,371	$10,708,822
L3Harris Technologies, Inc.	22,834	4,778,928
Lockheed Martin Corp.	18,912	7,359,227
Northrop Grumman Corp.	10,127	3,745,977
		$26,592,954
Alcoholic Beverages – 1.1%
Diageo PLC	172,689	$8,704,718
Heineken N.V.	48,250	5,179,552
Kirin Holdings Co. Ltd.	82,000	1,313,987
Pernod Ricard S.A.	21,576	4,607,183
		$19,805,440
Apparel Manufacturers – 0.8%
Adidas AG	16,303	$4,436,955
Compagnie Financiere Richemont S.A.	64,761	9,391,614
		$13,828,569
Automotive – 1.4%
Aptiv PLC (a)	40,897	$5,585,712
Ford Otomotiv Sanayi S.A.	53,243	994,162
Lear Corp.	37,570	6,286,212
LKQ Corp.	125,230	6,873,875
Magna International, Inc.	65,586	5,283,926
		$25,023,887
Biotechnology – 0.1%
Biogen, Inc. (a)	5,235	$1,183,110
Gilead Sciences, Inc.	12,217	839,064
		$2,022,174
Brokerage & Asset Managers – 1.2%
Cboe Global Markets, Inc.	43,262	$5,127,845
Charles Schwab Corp.	148,764	13,046,603
NASDAQ, Inc.	21,505	3,853,911
		$22,028,359
Business Services – 2.6%
Accenture PLC, “A”	27,052	$9,565,046
Amdocs Ltd.	58,678	4,453,073
CGI, Inc. (a)	82,553	7,048,324
Equifax, Inc.	15,127	3,626,850
Experian PLC	86,270	3,602,931
Fidelity National Information Services, Inc.	50,644	6,073,228
Fiserv, Inc. (a)	51,897	5,485,513
Nomura Research Institute Ltd.	34,700	1,220,899
Secom Co. Ltd.	70,100	4,954,894
		$46,030,758
Cable TV – 0.9%
Comcast Corp., “A”	304,355	$15,214,706
Chemicals – 0.6%
PPG Industries, Inc.	65,250	$10,192,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.6%
Adobe Systems, Inc. (a)	1,927	$1,029,596
Microsoft Corp.	29,382	9,137,214
		$10,166,810
Computer Software - Systems – 2.1%
Amadeus IT Group S.A. (a)	87,208	$5,983,223
Asustek Computer, Inc.	64,000	829,954
Compal Electronics	885,000	802,942
Fujitsu Ltd.	41,600	5,486,794
Hitachi Ltd.	152,200	7,933,393
Hon Hai Precision Industry Co. Ltd.	973,000	3,619,824
Lenovo Group Ltd.	1,244,000	1,341,231
Samsung Electronics Co. Ltd.	184,282	11,414,526
		$37,411,887
Construction – 1.1%
Masco Corp.	115,488	$7,313,855
Stanley Black & Decker, Inc.	34,134	5,961,503
Vulcan Materials Co.	32,085	6,106,097
		$19,381,455
Consumer Products – 1.8%
Colgate-Palmolive Co.	172,154	$14,194,098
Kimberly-Clark Corp.	68,328	9,405,349
Reckitt Benckiser Group PLC	101,639	8,242,749
		$31,842,196
Electrical Equipment – 1.8%
Johnson Controls International PLC	132,360	$9,618,601
Legrand S.A.	46,448	4,726,918
Schneider Electric SE	99,236	16,869,422
		$31,214,941
Electronics – 3.0%
Intel Corp.	184,816	$9,022,717
Kyocera Corp.	64,300	3,969,273
NXP Semiconductors N.V.	32,185	6,612,086
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,979	15,816,695
Texas Instruments, Inc.	93,726	16,822,880
		$52,243,651
Energy - Independent – 0.9%
ConocoPhillips	117,445	$10,407,976
Hess Corp.	51,375	4,741,399
		$15,149,375
Energy - Integrated – 0.9%
China Petroleum & Chemical Corp.	16,294,000	$8,513,024
Eni S.p.A.	331,619	4,972,406
LUKOIL PJSC, ADR	8,038	720,905
Suncor Energy, Inc.	44,974	1,285,022
		$15,491,357
Food & Beverages – 2.6%
Archer Daniels Midland Co.	34,483	$2,586,225
Coca-Cola FEMSA S.A.B. de C.V.	19,329	1,020,958
Danone S.A.	110,358	6,875,231
General Mills, Inc.	154,251	10,593,958
J.M. Smucker Co.	73,206	10,291,299

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
JBS S.A.	155,095	$1,024,893
Nestle S.A.	104,706	13,489,476
		$45,882,040
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	75,800	$2,133,770
Tesco PLC	2,345,772	9,390,455
		$11,524,225
Gaming & Lodging – 0.1%
International Game Technology PLC	69,855	$1,870,018
Tabcorp Holdings Ltd.	189,102	665,053
		$2,535,071
General Merchandise – 0.1%
BIM Birlesik Magazalar A.S.	255,412	$1,354,372
Health Maintenance Organizations – 0.6%
Cigna Corp.	42,872	$9,880,281
Insurance – 3.9%
Aon PLC	55,768	$15,416,506
China Pacific Insurance Co. Ltd.	297,000	902,389
Chubb Ltd.	59,617	11,761,242
Equitable Holdings, Inc.	101,833	3,425,662
Everest Re Group Ltd.	6,235	1,766,999
Hartford Financial Services Group, Inc.	42,346	3,043,407
Manulife Financial Corp.	469,936	9,785,789
MetLife, Inc.	54,141	3,630,696
Samsung Fire & Marine Insurance Co. Ltd.	18,622	3,125,170
Travelers Cos., Inc.	48,168	8,004,558
Willis Towers Watson PLC	35,366	8,274,229
		$69,136,647
Internet – 0.0%
Gartner, Inc. (a)	3,313	$973,658
Leisure & Toys – 0.2%
Brunswick Corp.	22,720	$2,062,749
DeNA Co. Ltd.	37,900	589,505
Nintendo Co. Ltd.	2,400	1,177,186
Polaris, Inc.	5,261	592,336
		$4,421,776
Machinery & Tools – 2.4%
Eaton Corp. PLC	119,729	$18,968,665
GEA Group AG	16,592	778,232
Ingersoll Rand, Inc.	177,111	9,955,409
Kubota Corp.	291,800	6,260,699
PACCAR, Inc.	26,054	2,422,761
Regal Rexnord Corp.	21,497	3,406,845
		$41,792,611
Major Banks – 6.3%
Bank of America Corp.	303,094	$13,984,757
BNP Paribas	165,422	11,821,489
China Construction Bank Corp.	4,078,000	3,122,358
DBS Group Holdings Ltd.	410,400	10,751,008
Erste Group Bank AG	47,580	2,213,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Goldman Sachs Group, Inc.	38,487	$13,650,569
JPMorgan Chase & Co.	108,125	16,067,375
Mitsubishi UFJ Financial Group, Inc.	1,163,500	7,033,252
NatWest Group PLC	3,044,617	10,027,225
UBS AG	1,184,208	21,956,294
		$110,628,193
Medical & Health Technology & Services – 0.6%
McKesson Corp.	26,929	$6,913,213
Quest Diagnostics, Inc.	17,886	2,414,968
Sonic Healthcare Ltd.	29,516	789,135
		$10,117,316
Medical Equipment – 1.7%
Becton, Dickinson and Co.	27,823	$7,070,937
Boston Scientific Corp. (a)	149,762	6,424,790
Danaher Corp.	10,896	3,113,968
Medtronic PLC	84,860	8,782,162
Thermo Fisher Scientific, Inc.	8,988	5,224,724
		$30,616,581
Metals & Mining – 1.3%
Fortescue Metals Group Ltd.	190,394	$2,695,774
Glencore PLC	263,769	1,378,700
POSCO	6,480	1,464,896
Rio Tinto PLC	220,440	15,529,827
Vale S.A.	185,100	2,818,975
		$23,888,172
Natural Gas - Distribution – 0.1%
UGI Corp.	26,421	$1,198,192
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	157,730	$1,279,190
Pembina Pipeline Corp.	49,084	1,558,455
		$2,837,645
Other Banks & Diversified Financials – 1.3%
Hana Financial Group, Inc.	26,024	$989,747
KBC Group N.V.	24,614	2,136,601
Sberbank of Russia PJSC, ADR	195,129	2,742,433
SLM Corp.	145,067	2,660,529
Tisco Financial Group PCL	749,000	2,221,467
Truist Financial Corp.	189,386	11,897,228
		$22,648,005
Pharmaceuticals – 5.9%
Bayer AG	155,827	$9,447,003
Johnson & Johnson	184,876	31,852,286
Merck & Co., Inc.	248,280	20,229,854
Novartis AG	69,165	6,013,438
Novo Nordisk A.S., “B”	48,964	4,901,712
Organon & Co.	81,016	2,585,221
Roche Holding AG	74,530	28,818,217
		$103,847,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.8%
RELX PLC	117,197	$3,602,934
Transcontinental, Inc.	31,573	524,085
Wolters Kluwer N.V.	92,477	9,421,569
		$13,548,588
Railroad & Shipping – 0.8%
Canadian Pacific Railway Ltd.	105,101	$7,519,085
Union Pacific Corp.	30,418	7,438,722
		$14,957,807
Real Estate – 0.2%
Extra Space Storage, Inc., REIT	10,548	$2,090,508
National Storage Affiliates Trust, REIT	12,582	774,548
		$2,865,056
Restaurants – 0.2%
Yum China Holdings, Inc.	83,031	$3,999,603
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	52,888	$5,477,183
Axalta Coating Systems Ltd. (a)	118,306	3,503,041
		$8,980,224
Specialty Stores – 0.3%
Home Depot, Inc.	15,041	$5,519,746
Telecommunications - Wireless – 2.0%
KDDI Corp.	646,700	$20,548,794
T-Mobile US, Inc. (a)	62,934	6,807,571
Turkcell Iletisim Hizmetleri A.S.	543,222	762,209
Vodafone Group PLC	4,193,594	7,378,032
		$35,496,606
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	150,918	$2,927,260
PT Telekom Indonesia	4,923,000	1,439,450
Quebecor, Inc., “B”	127,053	3,004,534
		$7,371,244
Tobacco – 1.2%
British American Tobacco PLC	174,753	$7,435,026
Imperial Brands PLC	140,340	3,316,956
Japan Tobacco, Inc.	159,900	3,204,582
Philip Morris International, Inc.	74,585	7,671,067
		$21,627,631
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc.	15,693	$1,418,647
CLP Holdings Ltd.	248,500	2,482,753
Duke Energy Corp.	63,455	6,666,582
E.ON SE	657,032	9,020,103
ENGIE Energía Brasil S.A.	97,400	746,536
Exelon Corp.	83,275	4,825,786
Iberdrola S.A.	175,271	2,024,697
Transmissora Alianca de Energia Eletrica S.A., IEU	334,117	2,401,696
		$29,586,800
Total Common Stocks		$1,030,876,390

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – 37.3%
Aerospace & Defense – 0.1%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$1,344,000	$1,193,583
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	1,160,000	$1,303,932
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,228,000	$1,184,549
Asset-Backed & Securitized – 3.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)		$7,292,656	$520,936
ACREC 2021-FL1 Ltd., “C”, FLR, 2.259% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		1,125,500	1,120,622
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 1/15/2037 (z)		808,500	808,883
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)		1,320,000	1,320,722
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		1,275,000	1,268,328
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (i)(n)		2,100,000	2,097,042
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		1,000,000	998,123
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		423,000	418,767
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		289,000	285,385
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.05% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		857,500	846,774
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 2.15% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,712,001
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,648,501
AREIT 2022-CRE6 Trust, “B”, FLR, 1.95% (SOFR - 30 day + 1.85%), 11/17/2024 (n)		620,000	620,000
AREIT 2022-CRE6 Trust, “C”, FLR, 2.25% (SOFR - 30 day + 2.15%), 12/17/2024 (n)		312,000	312,000
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.627%, 4/15/2053 (i)		1,440,588	137,976
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.307%, 7/15/2054 (i)		5,886,208	545,255
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)		5,414,459	622,408
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)		4,615,857	368,269
Benchmark 2021-B25 Mortgage Trust, “A5”, 2.577%, 4/15/2054		1,720,000	1,719,328
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		10,661,057	678,119
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)		14,024,734	1,283,950
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)		13,272,039	1,222,142
BPCRE 2021-FL1 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)		1,393,000	1,391,507
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.15% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		388,000	387,030
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.406% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		352,000	352,217
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		436,430	438,921
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		403,842	393,233
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,400,000	1,391,263
BXMT 2021-FL4 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,996,500	1,981,550
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		522,464	526,642
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		375,782	367,267
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		452,210	428,112
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)		6,798,374	379,325
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063		1,822,000	1,802,456
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)		6,613,032	473,235
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.052%, 6/15/2064 (i)		6,220,845	479,066
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		1,579,000	1,557,696
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 1.658% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		1,454,000	1,443,262
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		1,850,000	1,847,775
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.109% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		782,000	780,462
MF1 2020-FL3 Ltd., “AS”, FLR, 3.017% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	718,007
MF1 2021-FL5 Ltd., “AS”, FLR, 1.37% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		1,360,000	1,346,390
MF1 2021-FL5 Ltd., “B”, FLR, 1.62% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		1,977,500	1,957,741
MF1 2021-FL5 Ltd., “C”, FLR, 1.87% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		225,000	222,749
MF1 2021-FL6 Ltd., “AS”, FLR, 1.559% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,200,000	2,196,075
MF1 2021-FL6 Ltd., “B”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		2,200,000	2,196,217
MF1 2022-FL8 Ltd., “B”, FLR, 1.999% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	604,686
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.3%, 5/15/2054 (i)		4,680,459	422,301
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)		9,775,675	801,182
PFP III 2021-7 Ltd., “AS”, FLR, 1.258% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		1,235,438	1,227,850

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “B”, FLR, 1.508% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		$484,976	$478,008
PFP III 2021-8 Ltd., “B”, FLR, 1.61% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		507,000	504,835
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 1.303% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		1,400,000	1,401,358
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.558% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,399,235
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.309% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		651,000	647,741
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.509% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	694,746
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.556%, 8/15/2054 (i)		6,986,288	793,198
			$54,588,869
Automotive – 0.3%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$771,000	$750,817
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		360,000	343,490
Hyundai Capital America, 2%, 6/15/2028 (n)		1,809,000	1,709,582
Hyundai Capital America, 6.375%, 4/08/2030 (n)		978,000	1,192,031
Lear Corp., 3.8%, 9/15/2027		78,000	82,332
Toyota Finance Australia Ltd., 0.44%, 1/13/2028	EUR	395,000	439,236
Volkswagen Financial Services N.V., 2.125%, 1/18/2028	GBP	900,000	1,189,795
			$5,707,283
Broadcasting – 0.2%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$766,561
Prosus N.V., 1.539%, 8/03/2028	EUR	500,000	550,700
Prosus N.V., 2.085%, 1/19/2030		690,000	761,923
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	378,307
Walt Disney Co., 3.5%, 5/13/2040		658,000	675,704
			$3,133,195
Brokerage & Asset Managers – 0.1%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$1,090,000	$987,534
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	293,852
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	802,966
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	430,000	471,548
			$2,555,900
Building – 0.2%
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	840,000	$905,443
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	1,069,783
Imerys S.A., 1%, 7/15/2031	EUR	900,000	963,397
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	953,238
			$3,891,861
Business Services – 0.2%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,160,000	$1,218,337
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,105,000	1,250,447
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	309,464
Mastercard, Inc., 3.85%, 3/26/2050		542,000	608,306
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	786,631
			$4,173,185
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$785,562
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		733,000	748,619
Comcast Corp., 3.75%, 4/01/2040		928,000	982,893
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	1,043,262
Eutelsat S.A., 1.5%, 10/13/2028		500,000	560,883
			$4,121,219

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$482,463
LYB International Finance III, LLC, 4.2%, 5/01/2050		726,000	778,199
Sherwin-Williams Co., 3.8%, 8/15/2049		450,000	472,460
			$1,733,122
Computer Software – 0.2%
Microsoft Corp., 3.125%, 11/03/2025		$1,316,000	$1,375,798
Microsoft Corp., 2.921%, 3/17/2052		1,212,000	1,184,955
Microsoft Corp., 3.041%, 3/17/2062		412,000	404,311
			$2,965,064
Computer Software - Systems – 0.2%
Apple, Inc., 2.9%, 9/12/2027		$2,007,000	$2,085,904
Apple, Inc., 4.5%, 2/23/2036		557,000	665,557
			$2,751,461
Conglomerates – 0.2%
Carrier Global Corp., 2.722%, 2/15/2030		$708,000	$699,353
Carrier Global Corp., 3.577%, 4/05/2050		590,000	587,202
Highland Holdings S.á r.l., 0.318%, 12/15/2026	EUR	296,000	327,625
Highland Holdings S.á r.l., 0.934%, 12/15/2031		260,000	285,520
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,314,000	1,462,414
			$3,362,114
Consumer Products – 0.1%
JAB Holdings B.V., 1%, 7/14/2031	EUR	800,000	$849,684
JAB Holdings B.V., 2.25%, 12/19/2039		500,000	557,348
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$1,016,000	1,051,035
			$2,458,067
Consumer Services – 0.1%
AA Bond Co. Ltd., 3.25%, 7/31/2050	GBP	1,000,000	$1,297,624
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	110,799
			$1,408,423
Containers – 0.0%
DS Smith PLC, 2.875%, 7/26/2029	GBP	490,000	$666,638
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$665,421
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	1,160,000	1,263,995
			$1,929,416
Electronics – 0.2%
Broadcom, Inc., 4.15%, 11/15/2030		$479,000	$509,682
Broadcom, Inc., 3.419%, 4/15/2033 (n)		844,000	840,697
Broadcom, Inc., 3.137%, 11/15/2035 (n)		957,000	907,126
Broadcom, Inc., 3.187%, 11/15/2036 (n)		26,000	24,694
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		1,430,000	1,468,120
			$3,750,319
Emerging Market Quasi-Sovereign – 0.9%
China Construction Bank Corp. (Hong Kong Branch), 1.25%, 8/04/2025		$1,700,000	$1,664,852
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,730,000	1,688,861
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,235,715
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,043,696
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,200,000	1,326,063
Huarong Finance 2017 Co. Ltd., 4.95%, 11/07/2047		$850,000	789,438
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		763,000	775,399

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	1,540,000	$1,688,694
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$1,460,000	1,427,900
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	808,823
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,077,001
Qatar Petroleum, 2.25%, 7/12/2031		1,171,000	1,127,087
Qatar Petroleum, 3.125%, 7/12/2041		776,000	751,866
			$15,405,395
Emerging Market Sovereign – 5.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,748,410
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	104,366,000	2,270,317
People's Republic of China, 3.03%, 3/11/2026	CNY	224,980,000	36,166,304
People's Republic of China, 3.13%, 11/21/2029		32,450,000	5,236,678
People's Republic of China, 2.68%, 5/21/2030		90,460,000	14,064,513
Republic of Chile, 4.7%, 9/01/2030	CLP	1,655,000,000	1,936,870
Republic of Korea, 1.875%, 6/10/2029	KRW	18,791,970,000	14,841,394
Republic of Korea, 1.375%, 6/10/2030		11,396,200,000	8,573,062
Republic of Peru, 1.95%, 11/17/2036	EUR	1,377,000	1,487,926
State of Qatar, 4%, 3/14/2029 (n)		$878,000	967,252
State of Qatar, 3.75%, 4/16/2030		1,230,000	1,347,706
State of Qatar, 4.4%, 4/16/2050		299,000	354,689
United Arab Emirates International Government, 3.25%, 10/19/2061		720,000	709,927
United Mexican States, 2.659%, 5/24/2031		2,213,000	2,080,486
United Mexican States, 3.771%, 5/24/2061		1,036,000	885,345
			$93,670,879
Energy - Independent – 0.3%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$1,153,000	$1,253,547
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,609,000	3,717,848
			$4,971,395
Energy - Integrated – 0.3%
Cenovus Energy, Inc., 2.65%, 1/15/2032		$939,000	$892,174
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	659,391
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 12/31/2164	EUR	240,000	274,648
Eni S.p.A., 2.75% to 5/11/2030, FLR (EUR Swap Rate - 5yr. + 2.771%) to 5/11/2035, FLR (EUR Swap Rate - 5yr. + 3.021%) to 5/11/2050, FLR (EUR Swap Rate - 5yr. + 3.771%) to 5/11/2170		1,020,000	1,102,919
Galp Energia SGPS S.A., 2%, 1/15/2026		1,300,000	1,520,076
MOL PLC, 1.5%, 10/08/2027		920,000	1,039,226
			$5,488,434
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$367,000	$358,281
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		293,000	286,366
Air Lease Corp., 3.125%, 12/01/2030		1,075,000	1,045,101
Air Lease Corp., 2.875%, 1/15/2032		735,000	698,863
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		509,000	528,207
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	558,740
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	635,914
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,100,000	1,198,731
CTP N.V., 0.875%, 1/20/2026		850,000	947,175
CTP N.V., 1.5%, 9/27/2031		1,050,000	1,115,701
EXOR N.V., 2.25%, 4/29/2030		600,000	726,668
EXOR N.V., 0.875%, 1/19/2031		500,000	537,786
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	958,527
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	986,610
Logicor Financing S.à r.l., 0.875%, 1/14/2031		275,000	282,442
P3 Group S.à r.l., 0.875%, 1/26/2026		1,130,000	1,254,951

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	590,000	$616,523
SBB Treasury Oyj, 1.125%, 11/26/2029		450,000	475,137
VGP N.V., 1.625%, 1/17/2027		600,000	667,856
VGP N.V., 1.5%, 4/08/2029		1,000,000	1,066,204
Vonovia SE, 1.625%, 9/01/2051		500,000	490,132
			$15,435,915
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	430,000	$508,416
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	495,302
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	660,145
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	777,622
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,134,660
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	1,028,139
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	378,428
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		621,000	608,791
JDE Peet's N.V., 0.625%, 2/09/2028	EUR	520,000	570,251
JDE Peet's N.V., 0.5%, 1/16/2029		500,000	537,701
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$1,680,000	1,606,984
			$8,306,439
Gaming & Lodging – 0.2%
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	740,000	$1,018,658
Las Vegas Sands Corp., 3.9%, 8/08/2029		$984,000	981,011
Marriott International, Inc., 2.85%, 4/15/2031		606,000	585,050
Whitbread Group PLC, 3%, 5/31/2031	GBP	550,000	722,828
			$3,307,547
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,588,000	$1,427,359
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$1,076,128
AIA Group Ltd., 0.88%, 9/09/2033	EUR	600,000	649,493
Argentum Netherlands B.V., 5.125%, 6/01/2048		$660,000	718,501
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	600,000	722,487
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	1,264,493
CNP Assurances, 1.25%, 1/27/2029	EUR	600,000	664,423
Credit Agricole Assurances S.A., 2%, 7/17/2030		300,000	335,350
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/31/2164		1,100,000	1,267,679
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$780,000	731,297
			$7,429,851
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 3.4%, 6/30/2030		$622,000	$652,603
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		244,000	237,995
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	306,286
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		$728,000	743,595
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		1,075,000	1,036,878
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	921,975
QBE Insurance Group Ltd., 6.115% to 5/24/2022, FLR (GBP Swap Rate-5yr. + 5%) to 5/24/2042		100,000	136,116
Willis North America, Inc., 3.875%, 9/15/2049		$943,000	966,203
			$5,001,651
International Market Quasi-Sovereign – 0.5%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$817,000	$802,670
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040	EUR	195,000	224,460
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	331,317

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/31/2164	EUR	800,000	$856,887
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 12/31/2164		1,400,000	1,534,267
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	800,000	1,112,641
ESB Finance DAC, 1%, 7/19/2034	EUR	930,000	1,036,178
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		790,000	885,426
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	690,994
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	901,027
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	327,985
			$8,703,852
International Market Sovereign – 7.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	6,769,000	$5,447,620
Commonwealth of Australia, 1.75%, 6/21/2051		3,576,000	2,147,028
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	408,072
Government of Canada, 4%, 6/01/2041	CAD	2,290,000	2,354,008
Government of Japan, 1.7%, 3/20/2032	JPY	1,093,550,000	10,935,785
Government of Japan, 0.4%, 3/20/2036		718,400,000	6,276,012
Government of Japan, 2.3%, 3/20/2040		2,950,250,000	33,519,742
Government of Japan, 0.6%, 9/20/2050		455,750,000	3,789,758
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	10,444,000	10,914,186
Kingdom of Spain, 1.25%, 10/31/2030 (n)		25,844,000	30,655,609
Republic of Cyprus, 0%, 2/09/2026		1,882,000	2,088,707
Republic of Cyprus, 0.625%, 1/21/2030		2,535,000	2,779,880
Republic of Cyprus, 0.95%, 1/20/2032		1,559,000	1,712,926
Republic of Italy, 0.5%, 7/15/2028		10,737,000	11,825,455
Republic of Italy, 1.65%, 3/01/2032		5,137,000	5,974,735
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	4,407,000	5,496,015
United Kingdom Treasury, 1.75%, 9/07/2037		1,551,000	2,161,710
United Kingdom Treasury, 1.75%, 1/22/2049		706,000	1,004,700
			$139,491,948
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	$1,191,282
Local Authorities – 0.5%
City of Oslo, 2.17%, 5/18/2029	NOK	15,000,000	$1,644,586
Government of Ontario, 1.9%, 12/02/2051	CAD	9,696,000	6,073,205
Province of Alberta, 4.5%, 12/01/2040		710,000	678,548
Province of British Columbia, 2.95%, 6/18/2050		600,000	477,107
			$8,873,446
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$1,140,286
John Deere Capital Corp., 2.8%, 7/18/2029		245,000	251,320
			$1,391,606
Major Banks – 1.8%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,034,000	$956,904
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,519,034
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,168,366
Bank of America Corp., 0.694%, 3/22/2031	EUR	610,000	659,014
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,876,000	2,818,469
Barclays PLC, 0.877% to 1/28/2027, FLR (EURIBOR - 12mo. + 0.85%) to 1/28/2028	EUR	185,000	205,574
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,402,566
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		351,000	340,892
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,092,000	1,034,093

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		$917,000	$914,767
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		1,029,000	1,017,118
HSBC Holdings PLC, 4.375%, 11/23/2026		2,161,000	2,305,882
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,596,000	1,645,064
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		2,681,000	2,617,592
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	468,752
Morgan Stanley, 3.125%, 1/23/2023		1,757,000	1,790,519
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		2,003,000	1,933,911
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		522,000	551,810
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030	EUR	305,000	329,573
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		630,000	688,328
UBS Group AG, 2.746%, 2/11/2033 (n)		$1,622,000	1,562,221
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		600,000	605,107
Unicaja Banco S.A., 1%, 12/01/2026	EUR	900,000	1,000,282
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		746,000	868,337
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,430,000	1,588,813
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	1,030,000	1,318,581
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	880,215
			$32,191,784
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$240,908
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	340,000	347,970
HCA, Inc., 5.125%, 6/15/2039		$399,000	461,265
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,119,324
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	655,736
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	647,134
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	1,152,644
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	821,818
Thermo Fisher Scientific Finance I B.V., 1.125%, 10/18/2033	EUR	580,000	640,602
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051		270,000	300,740
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,119,000	1,076,293
			$7,464,434
Medical Equipment – 0.0%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	300,000	$331,339
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	275,633
			$606,972
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$2,096,537
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		1,032,000	986,427
			$3,082,964
Midstream – 0.3%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$895,791
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,095,000	1,049,719
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,445,000	1,457,758
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,304,611
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		689,000	755,495
			$5,463,374
Mortgage-Backed – 2.6%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$3,896,007	$4,264,031
Fannie Mae, 5.5%, 1/01/2037		14,976	16,929
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		146,604	166,528
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,102,833	1,231,367
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		1,159,090	1,251,813
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,787,079	1,885,802

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 1/01/2052		$1,316,311	$1,322,675
Fannie Mae, UMBS, 3%, 12/01/2051		423,602	434,661
Freddie Mac, 1.368%, 3/25/2027 (i)		1,523,000	97,963
Freddie Mac, 3.224%, 3/25/2027		4,500,000	4,789,707
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,183,419
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,761,344
Freddie Mac, 1.798%, 4/25/2030 (i)		3,170,226	422,025
Freddie Mac, 1.868%, 4/25/2030 (i)		2,614,093	361,334
Freddie Mac, 1.662%, 5/25/2030 (i)		3,298,344	409,548
Freddie Mac, 1.796%, 5/25/2030 (i)		7,375,798	988,618
Freddie Mac, 1.342%, 6/25/2030 (i)		3,056,884	310,894
Freddie Mac, 1.6%, 8/25/2030 (i)		2,713,457	332,794
Freddie Mac, 1.17%, 9/25/2030 (i)		1,752,322	159,550
Freddie Mac, 1.081%, 11/25/2030 (i)		3,594,105	309,471
Freddie Mac, 0.33%, 1/25/2031 (i)		13,687,012	346,409
Freddie Mac, 0.529%, 3/25/2031 (i)		16,853,788	696,210
Freddie Mac, 0.938%, 7/25/2031 (i)		3,177,082	255,225
Freddie Mac, 0.536%, 9/25/2031 (i)		13,281,588	633,108
Freddie Mac, 0.855%, 9/25/2031 (i)		4,021,884	296,413
Freddie Mac, 0.567%, 12/25/2031 (i)		3,294,996	161,779
Freddie Mac, 5.5%, 7/01/2037		29,349	33,336
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,166,688	1,279,894
Freddie Mac, 5%, 7/01/2041		431,793	482,142
Freddie Mac, 3.5%, 1/01/2047		802,811	848,216
Freddie Mac, UMBS, 3%, 6/01/2050		113,792	117,209
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 12/01/2051		470,434	471,599
Ginnie Mae, 5%, 5/15/2040		176,146	200,056
Ginnie Mae, 3.5%, 6/20/2043		609,799	650,047
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051		1,575,637	1,587,567
Ginnie Mae, 3%, 10/20/2051 - 2/20/2052		966,025	990,518
Ginnie Mae, 2%, 1/20/2052		950,000	940,230
Ginnie Mae, TBA, 3.5%, 2/15/2052		1,075,000	1,113,297
Ginnie Mae, TBA, 3%, 2/22/2052		1,150,000	1,177,133
Ginnie Mae, TBA, 4%, 2/22/2052		383,759	401,178
UMBS, TBA, 2%, 3/17/2037 - 3/14/2052		4,425,000	4,312,371
UMBS, TBA, 2.5%, 3/25/2052		1,670,000	1,663,012
UMBS, TBA, 3%, 3/25/2052		1,625,000	1,655,977
			$46,013,399
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$1,235,000	$1,224,242
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	986,505
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		801,000	987,521
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,126,727
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		425,000	434,765
State of Florida, “A”, 2.154%, 7/01/2030		1,258,000	1,225,573
			$5,985,333
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$876,080
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	688,707
National Grid PLC, 1.125%, 1/14/2033	GBP	925,000	1,057,801
			$2,622,588
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	970,000	$1,043,099
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	850,000	1,055,157
			$2,098,256

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053		$655,000	$622,398
Verizon Communications, Inc., 2.1%, 3/22/2028		649,000	632,528
Verizon Communications, Inc., 2.55%, 3/21/2031		1,057,000	1,032,152
Verizon Communications, Inc., 3.55%, 3/22/2051		1,064,000	1,069,719
			$3,356,797
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$516,000	$593,187
Oils – 0.2%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$919,697
Neste Oyj, 0.75%, 3/25/2028		1,300,000	1,436,189
Phillips 66, 4.875%, 11/15/2044		$568,000	673,547
Valero Energy Corp., 2.8%, 12/01/2031		1,352,000	1,287,843
			$4,317,276
Other Banks & Diversified Financials – 0.6%
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$702,000	$682,695
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	600,000	637,175
Belfius Bank S.A., 1.25% to 4/6/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		700,000	749,627
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	127,332
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	400,000	434,356
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,005,809
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	900,000	968,863
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042		700,000	755,352
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,240,000	1,557,646
UBS AG, 5.125%, 5/15/2024		$1,530,000	1,619,581
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	950,000	1,353,778
Virgin Money UK PLC, 2.625% to 8/19/2026, FLR (GBP Government Yield - 5yr. + 2.25%) to 8/19/2031		220,000	286,531
			$10,178,745
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$386,000	$379,000
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,259,000	1,404,573
			$1,783,573
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$672,285
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	399,450
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	834,831
			$1,906,566
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$693,647
Lexington Realty Trust Co., 2.7%, 9/15/2030		881,000	851,777
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,296,000	1,240,371
			$2,785,795
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$1,253,583
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	662,000	723,128
Regency Centers Corp., 3.7%, 6/15/2030		$286,000	302,826
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		531,000	544,067
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	890,909
			$3,714,513

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.1%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,357,000	$1,263,915
Home Depot, Inc., 4.875%, 2/15/2044		496,000	611,844
			$1,875,759
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$994,000	$972,253
Supermarkets – 0.0%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	500,000	$606,803
Supranational – 0.9%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	$1,002,844
European Financial Stability Facility, 1.45%, 9/05/2040	EUR	1,560,000	2,009,363
European Union, 0%, 7/04/2035		5,893,000	6,186,703
European Union, 0.75%, 1/04/2047		3,974,000	4,540,283
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	337,985
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,891,980
West African Development Bank, 2.75%, 1/22/2033	EUR	628,000	721,768
			$16,690,926
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 4%, 6/01/2025		$1,100,000	$1,158,535
American Tower Corp., REIT, 2.95%, 1/15/2051		747,000	649,538
Crown Castle International Corp., 1.35%, 7/15/2025		501,000	485,858
Crown Castle International Corp., 4.45%, 2/15/2026		1,922,000	2,067,128
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	445,820
			$4,806,879
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	$1,329,292
Tobacco – 0.0%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	416,000	$527,025
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	1,000,000	$1,141,958
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	761,969
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,000,000	1,114,175
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,419,699
			$4,437,801
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$47,660	$50,404
Small Business Administration, 2.22%, 3/01/2033		361,192	360,742
			$411,146
U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds, 1.75%, 8/15/2041		$1,624,000	$1,512,350
U.S. Treasury Bonds, 2.375%, 11/15/2049		10,062,000	10,611,480
U.S. Treasury Notes, 1.25%, 3/31/2028		10,133,200	9,853,349
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		12,356,700	12,888,135
U.S. Treasury Notes, 1.125%, 8/15/2040		21,771,000	18,299,546
			$53,164,860
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,403,101
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,239,671
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	927,225

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Americas S.A., 4%, 10/25/2026		$3,133,000	$3,305,002
Enel Finance International N.V., 0.25%, 11/17/2025	EUR	990,000	1,106,321
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	524,037
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	989,888
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	1,072,368
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,246,169
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	746,993
Southern California Edison Co., 3.65%, 2/01/2050		478,000	474,974
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	1,909,418
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	464,499
			$15,409,666
Total Bonds			$657,373,165
Preferred Stocks – 0.7%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.		46,228	$2,591,109
Consumer Products – 0.6%
Henkel AG & Co. KGaA		124,492	$10,134,295
Total Preferred Stocks			$12,725,404
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%		13,573	$1,581,797
Danaher Corp., 4.75%		499	951,219
Total Convertible Preferred Stocks			$2,533,016
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.06% (v)		63,331,669	$63,331,669
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Currency Options – 0.0%
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	$ 5,539,747	JPY 596,945,000	$62,005
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	5,657,911	609,524,000	63,988
					$125,993
Market Index Securities – 0.0%
Markit iTraxx Europe Crossover 5yr Index – April 2022 @ EUR 325	Put	Merrill Lynch International	$ 12,961,664	EUR 10,490,000	$144,066
Total Purchased Options					$270,059

Written Options (see table below) – (0.0)%	$(65,480)

Other Assets, Less Liabilities – (0.1)%	(2,151,440)
Net Assets – 100.0%	$1,764,892,783
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $63,331,669 and $1,703,778,034, respectively.

Portfolio of Investments (unaudited) – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $115,606,253, representing 6.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 1/15/2037	12/07/21	$808,500	$808,883
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	1,320,000	1,320,722
MF1 2020-FL3 Ltd., “AS”, FLR, 3.017% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	714,500	718,007
Total Restricted Securities			$2,847,612
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

Portfolio of Investments (unaudited) – continued
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 1/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Crossover 5yr Index	Put	Merrill Lynch International	EUR (10,490,000)	$(12,961,664)	EUR 425.00	April – 2022	$(65,480)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CLP	283,090,000	USD	345,569	Goldman Sachs International	2/18/2022	$7,271
COP	2,567,260,000	USD	647,134	Goldman Sachs International	3/11/2022	362
EUR	1,161,000	USD	1,296,877	JPMorgan Chase Bank N.A.	4/08/2022	9,481
EUR	2,043,683	USD	2,282,046	UBS AG	4/08/2022	17,508
GBP	980,155	USD	1,311,387	HSBC Bank	4/08/2022	6,335
JPY	4,087,998,059	USD	35,489,126	Merrill Lynch International	4/08/2022	60,195
USD	4,277,120	CNH	27,335,000	HSBC Bank	4/08/2022	4,734
USD	70,266	CZK	1,528,000	Morgan Stanley Capital Services, Inc.	4/08/2022	221
USD	2,053,749	EUR	1,804,163	Deutsche Bank AG	4/08/2022	23,703
USD	5,033,602	EUR	4,429,689	HSBC Bank	4/08/2022	49,313
USD	10,633,611	EUR	9,333,078	JPMorgan Chase Bank N.A.	4/08/2022	132,022
USD	709,336	EUR	619,024	Merrill Lynch International	4/08/2022	12,809
USD	488,431	EUR	425,696	Morgan Stanley Capital Services, Inc.	4/08/2022	9,438
USD	993,684	EUR	876,658	NatWest Markets PLC	4/08/2022	7,267
USD	7,976,503	EUR	6,986,279	UBS AG	4/08/2022	115,535
USD	1,883,231	GBP	1,387,759	Deutsche Bank AG	4/08/2022	17,524
USD	949,299	GBP	696,374	HSBC Bank	4/08/2022	13,092
USD	437,342	GBP	319,285	Merrill Lynch International	4/08/2022	8,096
USD	380,119	GBP	278,834	Morgan Stanley Capital Services, Inc.	4/08/2022	5,254
USD	1,377,081	JPY	157,147,173	Deutsche Bank AG	4/08/2022	10,526
USD	85,410	JPY	9,813,336	JPMorgan Chase Bank N.A.	4/08/2022	73
USD	72,498	JPY	8,258,734	UBS AG	4/08/2022	680
USD	4,392,900	KRW	5,211,516,915	Citibank N.A.	2/16/2022	71,526
USD	5,432,888	KRW	6,439,330,000	Goldman Sachs International	2/16/2022	93,414
USD	7,094,061	KRW	8,382,882,700	JPMorgan Chase Bank N.A.	2/11/2022	142,069
USD	12,952,953	NZD	19,202,048	Goldman Sachs International	4/08/2022	332,976
USD	3,502,233	SEK	32,000,000	JPMorgan Chase Bank N.A.	4/08/2022	67,911
USD	895,889	TWD	24,516,000	Barclays Bank PLC	4/20/2022	14,163
USD	3,614,284	TWD	100,000,000	JPMorgan Chase Bank N.A.	2/18/2022	19,062
USD	2,774,252	TWD	75,984,000	JPMorgan Chase Bank N.A.	4/20/2022	41,462
						$1,294,022
Liability Derivatives
AUD	21,823,874	USD	15,737,414	Goldman Sachs International	4/08/2022	$(301,435)
AUD	541,824	USD	389,269	HSBC Bank	4/08/2022	(6,038)
CAD	2,711,970	USD	2,137,801	Citibank N.A.	4/08/2022	(4,590)
CAD	10,448,843	USD	8,333,883	Goldman Sachs International	4/08/2022	(114,919)
CAD	771,208	USD	606,870	HSBC Bank	4/08/2022	(244)
CHF	3,213,000	USD	3,479,768	Merrill Lynch International	4/08/2022	(5,785)
CNH	60,319,000	USD	9,435,754	HSBC Bank	4/08/2022	(8,058)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CZK	19,460,000	USD	895,083	Morgan Stanley Capital Services, Inc.	4/08/2022	$(3,028)
DKK	8,708,598	USD	1,342,247	JPMorgan Chase Bank N.A.	4/28/2022	(24,560)
EUR	3,751,298	USD	4,300,820	Brown Brothers Harriman	4/08/2022	(79,856)
EUR	1,186,427	USD	1,345,995	Citibank N.A.	4/08/2022	(11,026)
EUR	286,564	USD	328,493	Deutsche Bank AG	4/08/2022	(6,051)
EUR	3,887,224	USD	4,418,583	HSBC Bank	4/08/2022	(44,675)
EUR	2,452,000	USD	2,815,491	Morgan Stanley Capital Services, Inc.	4/08/2022	(56,498)
EUR	1,277,742	USD	1,462,610	UBS AG	4/08/2022	(24,893)
HUF	162,983,000	USD	519,688	Brown Brothers Harriman	4/08/2022	(8,005)
IDR	31,790,358,660	USD	2,211,042	JPMorgan Chase Bank N.A.	2/22/2022	(3,551)
IDR	9,500,000,000	USD	656,758	JPMorgan Chase Bank N.A.	4/27/2022	(89)
ILS	3,400,000	USD	1,096,531	Citibank N.A.	4/28/2022	(20,200)
JPY	176,844,000	USD	1,550,829	JPMorgan Chase Bank N.A.	4/08/2022	(12,989)
KRW	174,284,850	USD	147,905	JPMorgan Chase Bank N.A.	2/11/2022	(3,369)
MXN	110,468,516	USD	5,332,604	Goldman Sachs International	4/08/2022	(38,535)
NOK	53,479,246	USD	6,147,703	Brown Brothers Harriman	4/08/2022	(141,699)
NOK	6,100,000	USD	700,094	Deutsche Bank AG	4/08/2022	(15,032)
PLN	4,899,803	USD	1,219,413	Goldman Sachs International	4/08/2022	(24,529)
RUB	80,411,000	USD	1,101,928	Citibank N.A.	4/25/2022	(84,007)
SEK	59,627,127	USD	6,658,997	Merrill Lynch International	4/08/2022	(259,661)
SGD	1,797,000	USD	1,334,382	JPMorgan Chase Bank N.A.	4/08/2022	(4,459)
THB	117,000,000	USD	3,573,938	JPMorgan Chase Bank N.A.	2/18/2022	(54,536)
THB	186,750,000	USD	5,712,232	JPMorgan Chase Bank N.A.	3/17/2022	(94,604)
TWD	2,652,000	USD	96,028	JPMorgan Chase Bank N.A.	2/18/2022	(683)
USD	1,411,694	EUR	1,264,000	Deutsche Bank AG	4/08/2022	(10,560)
						$(1,468,164)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	70	$7,659,993	March – 2022	$49,421
Canadian Treasury Bond 5 yr	Short	CAD	249	23,623,805	March – 2022	167,034
Euro-Bund 10 yr	Short	EUR	211	40,087,179	March – 2022	1,248,759
Euro-Buxl 30 yr	Short	EUR	21	4,796,345	March – 2022	329,303
U.S. Treasury Bond	Short	USD	24	3,735,000	March – 2022	61,373
U.S. Treasury Note 2 yr	Short	USD	33	7,149,656	March – 2022	12,258
U.S. Treasury Note 5 yr	Short	USD	634	75,574,781	March – 2022	624,432
U.S. Treasury Ultra Bond	Short	USD	1	188,938	March – 2022	3,207
U.S. Treasury Ultra Note 10 yr	Short	USD	318	45,419,344	March – 2022	194,675
						$2,690,462
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	36	$3,487,584	March – 2022	$(1,493)
Euro-Bobl 5 yr	Long	EUR	280	41,598,208	March – 2022	(658,085)
Long Gilt 10 yr	Long	GBP	69	11,317,656	March – 2022	(265,640)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Short	USD	10	$1,279,687	March – 2022	$(6,443)
						$(931,661)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	973,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(6,508)	$207,309	$200,801
12/20/31	EUR	1,140,000	Barclays Bank PLC	1.00%/Quarterly	(2)	(10,255)	12,297	2,042
						$(16,763)	$219,606	$202,843
(1) Fund, as protection seller, to pay notional amount upon a defined credit event Glencore Funding LLC, 1.875%, 9/13/23 a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event Daimler Finance North America LLC, 1.4%, 1/12/24 a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At January 31, 2022, the fund had cash collateral of $100,000 and other liquid securities with an aggregate value of $2,879,751 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$570,033,593	$—	$—	$570,033,593
Switzerland	—	79,669,039	—	79,669,039
United Kingdom	7,435,026	71,174,527	—	78,609,553
Japan	—	63,693,258	—	63,693,258
France	—	44,900,243	—	44,900,243
Canada	36,009,220	—	—	36,009,220
Germany	24,369,585	9,447,003	—	33,816,588
Taiwan	15,816,695	5,252,720	—	21,069,415
Netherlands	—	20,078,304	—	20,078,304
Other Countries	18,184,883	80,070,714	—	98,255,597
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	53,576,006	—	53,576,006
Non - U.S. Sovereign Debt	—	273,963,000	—	273,963,000
Municipal Bonds	—	5,985,333	—	5,985,333
U.S. Corporate Bonds	—	105,415,159	—	105,415,159
Residential Mortgage-Backed Securities	—	46,013,399	—	46,013,399
Commercial Mortgage-Backed Securities	—	28,416,507	—	28,416,507
Asset-Backed Securities (including CDOs)	—	26,172,362	—	26,172,362
Foreign Bonds	—	117,975,465	—	117,975,465
Purchased Currency Options	—	125,993	—	125,993
Mutual Funds	63,331,669	—	—	63,331,669
Total	$735,180,671	$1,031,929,032	$—	$1,767,109,703
Other Financial Instruments
Futures Contracts – Assets	$2,690,462	$—	$—	$2,690,462
Futures Contracts – Liabilities	(931,661)	—	—	(931,661)
Forward Foreign Currency Exchange Contracts – Assets	—	1,294,022	—	1,294,022
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,468,164)	—	(1,468,164)
Swap Agreements – Assets	—	202,843	—	202,843
Written Options - Liabilities	—	(65,480)	—	(65,480)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,314,626	$182,936,141	$176,919,098	$—	$—	$63,331,669
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,086	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2022, are as follows:
United States	52.2%
Japan	6.9%
United Kingdom	6.7%
Switzerland	5.0%
China	4.5%
France	3.6%
South Korea	2.4%
Spain	2.3%
Germany	1.9%
Other Countries	14.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.